                                               ---------------------------------
                                                         OMB APPROVAL
                                               ---------------------------------
                                                 OMB Number:
                                                 Expires:
                                                 Estimated average burden
                                                 hours per response.....
                                               ---------------------------------
                                                         SEC USE ONLY
                                               ---------------------------------

                                               ---------------------------------

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended ______9/30/2006__________

 If amended report check here:    [ ]                  Amendment Number: ______

 This Amendment (Check only one): [ ] is a restatement
                                  [ ] adds new holding
                                      entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address        (Street)        (City)        (State)        (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-_11502________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Anthony W. Soslow         President, Director           (610)567-0320
------------------------  -------------------------  -------------------------
          Name                     (Title)                    (Phone)


                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)


                                               ---------------------------------
                                                  (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      _____0____

Form 13F Information Table Entry Total: ____101____

Form 13F Information Table Value Total: $_838,361____
                                         (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                    13F File No.:     Name:
   --------------  -------------------      ----------------  ----------------
1. 28-                                   6.
   --------------  -------------------      ----------------  ----------------
2. --------------  -------------------   7. ----------------  ----------------
3. --------------  -------------------   8. ----------------  ----------------
4. --------------  -------------------   9. ----------------  ----------------
5. --------------  -------------------  10. ----------------  ----------------

                                                                                 10/1/2006
-------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2 COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------------------------------------------------------------------------------
                                                                                            VOTING AUTHORITY
                             TITLE OF            VALUE   SHRS OR PUT/ INVESTMENT   OTHER   ------------------
NAME OF ISSUER                CLASS    CUSIP    (x1000)  PRN AMT CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
---------------------------- -------- --------- -------- ------- ---- ---------- --------- ------------------
A.G. Edwards, Inc.           Stock    281760108   1,253   23,510      Sole       N/A       Shared
AT&T Inc                     Stock    00206r102   1,952   59,952      Sole       N/A       Shared
Abercrombie & Fitch Co.      Stock      2896207   1,036   14,905      Sole       N/A       Shared
Affiliated Computer Services Stock    008190100   2,143   41,315      Sole       N/A       Shared
Allstate Corp.               Stock    020002101     276    4,400      Sole       N/A       Shared
Alpharma, Inc.               Stock    020813101  12,205  521,795      Sole       N/A       Shared
American Eagle               Stock    02553e106  36,943  842,860      Sole       N/A       Shared
American Int'l Group         Stock    026874107   1,523   22,985      Sole       N/A       Shared
Amgen                        Stock    031162100     275    3,850      Sole       N/A       Shared
Amphenol Corp                Stock    032095101  21,240  342,965      Sole       N/A       Shared
Anadarko Petroleum           Stock    032511107   1,046   23,860      Sole       N/A       Shared
Armor Holdings               Stock    042260109  30,272  528,032      Sole       N/A       Shared
Bank of America              Stock    060505104   1,542   28,790      Sole       N/A       Shared
Barr Pharmaceuticals         Stock    068306109   2,918   56,175      Sole       N/A       Shared
Basic Energy Services, Inc.  Stock    06985p100  11,807  483,873      Sole       N/A       Shared
Bear Stearns Companies       Stock    073902108   2,802   20,000      Sole       N/A       Shared
Benchmark Electronics        Stock     0816H101  24,672  917,861      Sole       N/A       Shared
Berkley W.R. Corp            Stock     84423102  31,116  879,239      Sole       N/A       Shared
Biovail Corp                 Stock    09067J109  15,063  988,372      Sole       N/A       Shared
Black and Decker             Stock    091797100   2,381   30,000      Sole       N/A       Shared
Burlington Northern          Stock    12189T104     280    3,815      Sole       N/A       Shared
C D W Corporation            Stock    12512n105  15,776  255,764      Sole       N/A       Shared
CSX Corp                     Stock    126408103   2,791   85,000      Sole       N/A       Shared
Carpenter Technology         Stock    144285103  23,821  221,571      Sole       N/A       Shared
Cisco Systems                Stock    17275r102   1,418   61,705      Sole       N/A       Shared
Conoco Phillips              Stock    20825c104     395    6,635      Sole       N/A       Shared
Coventry Healthcare          Stock    222862104   2,603   50,525      Sole       N/A       Shared
DSL.net Inc                  Stock    262506108       1   30,000      Sole       N/A       Shared
Ethan Allen Interiors, Inc   Stock    297602104   5,067  146,201      Sole       N/A       Shared
First American Corp          Stock    318522307   2,117   50,000      Sole       N/A       Shared
First Marblehead Corp        Stock    320771108  19,453  280,869      Sole       N/A       Shared
Fiserv                       Stock    337738108     255    5,405      Sole       N/A       Shared
Forest Lab Inc.              Stock    345838106   4,298   84,930      Sole       N/A       Shared
Fossil, Inc.                 Stock    349882100  14,651  680,160      Sole       N/A       Shared
General Dynamics             Stock    369550108   2,055   28,676      Sole       N/A       Shared
General Electric             Stock    369604103     427   12,100      Sole       N/A       Shared
Genworth Financial, Inc.     Stock    37247d106   2,101   60,000      Sole       N/A       Shared
Hartford Financial Svcs      Stock    416515104   1,273   14,675      Sole       N/A       Shared
HCC Insurance Holdings, Inc. Stock    404132102  27,717  842,972      Sole       N/A       Shared
Harley Davidson              Stock    412822108     226    3,600      Sole       N/A       Shared

                                                                                    10/1/2006
----------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2 COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------
                                                                                               VOTING AUTHORITY
                                TITLE OF            VALUE   SHRS OR PUT/ INVESTMENT   OTHER   ------------------
NAME OF ISSUER                   CLASS    CUSIP    (x1000)  PRN AMT CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------- -------- --------- -------- ------- ---- ---------- --------- ------------------
Helix Energy Solutions          Stock    42330P107  20,014  599,216      Sole       N/A       Shared
Hercules Offshore               Stock    427093109   1,260   40,590      Sole       N/A       Shared
Home Depot                      Stock    437076102   1,390   38,337      Sole       N/A       Shared
Illinois Tool Works             Stock    452308109     251    5,600      Sole       N/A       Shared
Ingersoll Rand Co               Stock    g4776g101     910   23,955      Sole       N/A       Shared
International Business Machines Stock    459200101   1,203   14,685      Sole       N/A       Shared
International Speedway Corp     Stock    460335201  14,375  288,418      Sole       N/A       Shared
Johnson & Johnson               Stock    478160104     339    5,225      Sole       N/A       Shared
Johnson Controls, Inc           Stock    478366107   3,988   55,586      Sole       N/A       Shared
KLA-Tenecor                     Stock    482480100   3,335   75,000      Sole       N/A       Shared
LAM Research Corp               Stock    512807108  21,673  478,107      Sole       N/A       Shared
Lexmark International           Stock    529771107   4,058   70,370      Sole       N/A       Shared
Lincare Holdings                Stock    532791100   9,409  271,614      Sole       N/A       Shared
Lincoln Electric Holdings       Stock    533900106   2,178   40,000      Sole       N/A       Shared
Lincoln National Corp           Stock    534187109   3,475   55,984      Sole       N/A       Shared
Maxim Integrated Products       Stock    5777K101    2,028   72,220      Sole       N/A       Shared
McDonalds                       Stock    580135101     201    5,140      Sole       N/A       Shared
Metal Management, Inc.          Stock    591097209   4,691  168,490      Sole       N/A       Shared
Microsoft                       Stock    594918104     410   15,000      Sole       N/A       Shared
Nabors Industries Ltd           Stock    G6359F103   2,796   93,975      Sole       N/A       Shared
Navigators Group                Stock    638904102   1,566   32,620      Sole       N/A       Shared
Netgear, Inc.                   Stock    64111q104  14,485  703,475      Sole       N/A       Shared
Nike Inc. Cl. B                 Stock    654106103   1,229   14,030      Sole       N/A       Shared
Nokia Corporation               Stock    654902204   1,223   62,113      Sole       N/A       Shared
Occidental Petroleum            Stock    674599105   1,322   27,480      Sole       N/A       Shared
Oil States Int'l                Stock    678026105  21,995  799,829      Sole       N/A       Shared
Old Dominion Freight Lines      Stock    679580100  19,285  642,176      Sole       N/A       Shared
Omnivision                      Stock    682128103   1,232   86,364      Sole       N/A       Shared
Oregon Steel                    Stock    686079104  23,191  474,537      Sole       N/A       Shared
Oshkosh Truck Corp.             Stock    688239201  24,994  495,232      Sole       N/A       Shared
Patterson-UTI Energy            Stock    703481101  20,786  874,811      Sole       N/A       Shared
Phila Con. Holding Corp         Stock    717528103  23,133  582,103      Sole       N/A       Shared
Portfolio Recovery Associates   Stock    73640Q105  15,042  342,881      Sole       N/A       Shared
Protective Life                 Stock    743674103     215    4,699      Sole       N/A       Shared
Quest Diagnostics               Stock    74834L100   2,489   40,700      Sole       N/A       Shared
Radian Group, Inc.              Stock    750236101  11,655  194,257      Sole       N/A       Shared
Reinsurance Group Of America    Stock    759351109  18,832  362,633      Sole       N/A       Shared
Ruby Tuesday                    Stock    781182100  14,419  511,495      Sole       N/A       Shared
Scansource                      Stock    806037107  14,119  465,526      Sole       N/A       Shared
Sempra Energy                   Stock    816851109   4,214   83,870      Sole       N/A       Shared
Sherwin Williams Co             Stock    824348106  30,790  551,988      Sole       N/A       Shared
Simpson Manufacturing           Stock    829073105  10,277  380,224      Sole       N/A       Shared
Skywest, Inc.                   Stock    830879102   2,354   96,014      Sole       N/A       Shared
Southern Copper Corp            Stock    84265v105   1,850   20,000      Sole       N/A       Shared
Stanley Works                   Stock    854616109  18,099  363,064      Sole       N/A       Shared
Syntel, Inc.                    Stock    87162h103   1,135   50,130      Sole       N/A       Shared

                                                                                10/1/2006
------------------------------------------------------------------------------------------------------------
COLUMN 1                    COLUMN 2 COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------
                                                                                           VOTING AUTHORITY
                            TITLE OF            VALUE   SHRS OR PUT/ INVESTMENT   OTHER   ------------------
NAME OF ISSUER               CLASS    CUSIP    (x1000)  PRN AMT CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------- -------- --------- -------- ------- ---- ---------- --------- ------------------
Telefonos de Mexico SA      Stock    879403780   1,594   62,326      Sole       N/A       Shared
Tellabs                     Stock    879664100   1,754  160,000      Sole       N/A       Shared
Teva Pharmaceutical         Stock    881624209     810   23,765      Sole       N/A       Shared
Thor Industries, Inc.       Stock    885160101  23,082  560,655      Sole       N/A       Shared
Toro Co.                    Stock    891092108  16,433  389,678      Sole       N/A       Shared
United Technologies         Stock    913017109   2,139   33,765      Sole       N/A       Shared
Universal Am Financial Corp Stock    913377107   3,260  202,867      Sole       N/A       Shared
Universal Forest Products   Stock    913543104  10,854  221,285      Sole       N/A       Shared
Valero Energy Corp          Stock    91913y100   1,019   19,790      Sole       N/A       Shared
Watsco, Inc.                Stock    942622200  12,654  275,030      Sole       N/A       Shared
Wellpoint, Inc.             Stock    94973V107   1,483   19,250      Sole       N/A       Shared
World Acceptance Corp       Stock    981419104  17,245  392,113      Sole       N/A       Shared
Wyeth                       Stock    983024100     244    4,790      Sole       N/A       Shared
YRC Worldwide Inc.          Stock    984249102  16,237  438,354      Sole       N/A       Shared
Zions Bancorp               Stock    989701107   2,448   30,675      Sole       N/A       Shared